Balance Sheets (FY) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,503,768
Prepaid expenses - current	204,821
Deferred offering costs associated with initial private offering		166,792
Total current assets	1,708,589	166,792
Prepaid expenses - non-current portion	33,050
Investment held in Trust Account	345,052,047
Total assets	346,793,686	166,792
Current liabilities:
Accounts payable and accrued expenses	272,953	177,743
Due to related party	95,000
Total current liabilities	367,953	177,743
Warrant liabilities	21,153,666
Deferred legal fees	8,186,101
Forward purchase agreement liabilities	13,320,000
Working Capital Promissory Note - related party	1,500,000
Deferred underwriters' discount	12,075,000
Total liabilities	56,602,720	177,743
Commitments & Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 34,500,000 and no shares at redemption value of $10.00 at December 31, 2021 and December 31, 2020, respectively	345,000,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 and no shares subject to redemption) at December 31, 2021 and December 31, 2020, respectively
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 and no shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	863
Additional paid-in capital
Accumulated deficit	(54,809,897)	(10,951)
Total shareholders' deficit	(54,809,034)	(10,951)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' deficit	$ 346,793,686	$ 166,792